Intangible Assets, Net (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Intangible Asset [Member]
Intangible Assets, Net [Line Items]
Amortization expenses	$ 282,702	$ 97,722